CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands	Ordinary shares CNY (¥) shares	Treasury shares USD ($) shares	Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Baozun shareholders' equity CNY (¥)	Noncontrolling Interest CNY (¥)	USD ($) shares	CNY (¥) shares
Beginning balance at Dec. 31, 2018	¥ 106			¥ 1,903,503	¥ 244,712	¥ 29,222	¥ 2,177,543	¥ 17,473		¥ 2,195,016
Beginning balance, shares at Dec. 31, 2018 | shares	172,548,611
Net income					281,297		281,297	594		281,891
Net (income) loss attributable to redeemable non-controlling interests								(781)		(781)
Contribution from non-controlling interests								4,500		4,500
Issuance of ordinary shares under ADS lending arrangement	¥ 9						9			9
Issuance of ordinary shares under ADS lending arrangement (in shares) | shares	12,692,328
ADS lending arrangement in connection with issuance of convertible senior notes				33,836			33,836			33,836
Share-based compensation				75,183			75,183			75,183
Exercise of share options and vesting of RSUs				1,705			1,705			1,705
Exercise of share options and vesting of RSUs (in shares) | shares	2,978,728
Foreign currency translation adjustment						(842)	(842)			(842)
Ending balance at Dec. 31, 2019	¥ 115			2,014,227	526,009	28,380	2,568,731	21,786		2,590,517
Ending balance, shares at Dec. 31, 2019 | shares	188,219,667
Net income					425,992		425,992	542		426,534
Net (income) loss attributable to redeemable non-controlling interests								254		254
Issuance of ordinary shares upon Hong Kong public offering	¥ 30			3,084,534			3,084,564			3,084,564
Issuance of ordinary shares upon Hong Kong public offering (in shares) | shares	43,833,700
Share-based compensation				108,440			108,440			108,440
Exercise of share options and vesting of RSUs				430			430			430
Exercise of share options and vesting of RSUs (in shares) | shares	1,752,486
Foreign currency translation adjustment						(77,136)	(77,136)			(77,136)
Ending balance at Dec. 31, 2020	¥ 145			5,207,631	952,001	(48,756)	6,111,021	22,582		6,133,603
Ending balance, shares at Dec. 31, 2020 | shares	233,805,853
Net income					(219,830)		(219,830)	13,867	$ (32,320,000)	(205,963)
Net (income) loss attributable to redeemable non-controlling interests								(12,362)	$ (1,940,000)	¥ (12,362)
Issuance of ordinary shares under ADS lending arrangement (in shares) | shares									12,692,328	12,692,328
Share-based compensation				196,547			196,547			¥ 196,547
Exercise of share options and vesting of RSUs				52			52			52
Exercise of share options and vesting of RSUs (in shares) | shares	2,180,370
Acquisition of a subsidiary										16,784
Foreign currency translation adjustment						(53,847)	(53,847)		$ (8,450,000)	(53,847)
Share repurchase		$ (8,149,626)	¥ (1,060,353)				(1,060,353)			(1,060,353)
Cancellation of share repurchased	¥ (12)	$ (19,042,105)	674,411	(367,353)	(307,046)
Cancellation of share repurchased (in shares) | shares	(19,042,105)
Tax effect relating to the investment from Cainiao (Note 15)				(82,094)			(82,094)			(82,094)
Acquisition of non-controlling interest				4,863			4,863	(16,361)		(11,498)
Non-controlling interest acquired from business combinations								155,584		155,584
Ending balance at Dec. 31, 2021	¥ 133		¥ (385,942)	¥ 4,959,646	¥ 425,125	¥ (102,603)	¥ 4,896,359	¥ 163,310	$ 793,972,000	¥ 5,059,669
Ending balance, shares at Dec. 31, 2021 | shares	216,944,118	8,149,626	8,149,626